Leases - Schedule Of Cash Flow Information Related To Operating Leases (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease Cost [Line Items]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 33,312	$ 29,380	$ 37,081
Lease assets obtained in exchange for new lease obligations	$ 298,100	$ 0	$ 6,966